FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Financial Assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$431	$431
Accounts receivable and other (current and non-current)	—	2,538	2,538
Financial assets (current and non-current)(1)	90	—	90
Due from Brookfield Infrastructure	—	1,574	1,574
Total	$90	$4,543	$4,633

Financial liabilities
Accounts payable and other (current and non-current)	$—	$921	$921
Non-recourse borrowings (current and non-current)	—	13,169	13,169
Shares classified as financial liability(2)	—	5,129	5,129
Financial liabilities (current and non-current)(1)	23	—	23
Loans payable to Brookfield Infrastructure	—	100	100
Total	$23	$19,319	$19,342

(1)Derivative instruments which are elected for hedge accounting totaling $90 million are included in financial assets and $23 million are included in financial liabilities.
(2)Class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class B shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$674	$674
Accounts receivable and other (current and non-current)	—	2,268	2,268
Financial assets (current and non-current)(1)	232	—	232
Due from Brookfield Infrastructure	—	1,278	1,278
Total	$232	$4,220	$4,452

Financial liabilities
Accounts payable and other (current and non-current)	$—	$722	$722
Non-recourse borrowings (current and non-current)	—	12,178	12,178
Shares classified as financial liability(2)	—	4,644	4,644
Financial liabilities (current and non-current)(1)	33	—	33
Loans payable to Brookfield Infrastructure	—	102	102
Total	$33	$17,646	$17,679

(1)Derivative instruments which are elected for hedge accounting totaling $232 million are included in financial assets and $33 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(c)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.

Schedule of Financial Liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$431	$431
Accounts receivable and other (current and non-current)	—	2,538	2,538
Financial assets (current and non-current)(1)	90	—	90
Due from Brookfield Infrastructure	—	1,574	1,574
Total	$90	$4,543	$4,633

Financial liabilities
Accounts payable and other (current and non-current)	$—	$921	$921
Non-recourse borrowings (current and non-current)	—	13,169	13,169
Shares classified as financial liability(2)	—	5,129	5,129
Financial liabilities (current and non-current)(1)	23	—	23
Loans payable to Brookfield Infrastructure	—	100	100
Total	$23	$19,319	$19,342

(1)Derivative instruments which are elected for hedge accounting totaling $90 million are included in financial assets and $23 million are included in financial liabilities.
(2)Class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class B shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$674	$674
Accounts receivable and other (current and non-current)	—	2,268	2,268
Financial assets (current and non-current)(1)	232	—	232
Due from Brookfield Infrastructure	—	1,278	1,278
Total	$232	$4,220	$4,452

Financial liabilities
Accounts payable and other (current and non-current)	$—	$722	$722
Non-recourse borrowings (current and non-current)	—	12,178	12,178
Shares classified as financial liability(2)	—	4,644	4,644
Financial liabilities (current and non-current)(1)	33	—	33
Loans payable to Brookfield Infrastructure	—	102	102
Total	$33	$17,646	$17,679

(1)Derivative instruments which are elected for hedge accounting totaling $232 million are included in financial assets and $33 million are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(c)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 19, Equity.

Schedule of Carrying and Fair Values of Financial Assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2025 and December 31, 2024:

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$431	$431	$674	$674
Accounts receivable and other (current and non-current)	2,538	2,538	2,268	2,268
Financial assets (current and non-current)	90	90	232	232
Due from Brookfield Infrastructure	1,574	1,574	1,278	1,278
Total	$4,633	$4,633	$4,452	$4,452

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$921	$921	$722	$722
Non-recourse borrowings (current and non-current)(1)	13,169	12,940	12,178	11,919
Shares classified as financial liability(2)	5,129	5,129	4,644	4,644
Financial liabilities (current and non-current)	23	23	33	33
Loans payable to Brookfield Infrastructure	100	100	102	102
Total	$19,342	$19,113	$17,679	$17,420

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy, with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class B and C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii) and Note 1(c)(ii), Organization and Description of our Company, the class B and C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2025	Dec. 31, 2024
Interest rate swaps & other	Level 2(1)
Financial assets		$90	$232
Financial liabilities		23	33

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Schedule of Carrying and Fair Values of Financial Liabilities
The following table provides the carrying values and fair values of financial instruments as at December 31, 2025 and December 31, 2024:

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$431	$431	$674	$674
Accounts receivable and other (current and non-current)	2,538	2,538	2,268	2,268
Financial assets (current and non-current)	90	90	232	232
Due from Brookfield Infrastructure	1,574	1,574	1,278	1,278
Total	$4,633	$4,633	$4,452	$4,452

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$921	$921	$722	$722
Non-recourse borrowings (current and non-current)(1)	13,169	12,940	12,178	11,919
Shares classified as financial liability(2)	5,129	5,129	4,644	4,644
Financial liabilities (current and non-current)	23	23	33	33
Loans payable to Brookfield Infrastructure	100	100	102	102
Total	$19,342	$19,113	$17,679	$17,420

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy, with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class B and C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii) and Note 1(c)(ii), Organization and Description of our Company, the class B and C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2025	Dec. 31, 2024
Interest rate swaps & other	Level 2(1)
Financial assets		$90	$232
Financial liabilities		23	33

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.